HUNTINGTON FUNDS
2960 N. Meridian St.
Suite 300

Indianapolis, Indiana 46208

May 4, 2010

Securities & Exchange Commission
Division of Investment Management
450 5th Street, NW
Washington, DC 20549

Re: Huntington Funds (“Registrant”) (SEC File Nos. 811-05010 and 033-11905)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Registrant hereby certifies that (1) the form of Prospectus and Statement of Additional Information with respect to each of the Huntington Funds funds that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in Post-Effective Amendment No. 68 to the Registration Statement, and (2) the text of Post-Effective Amendment No. 68 has been filed electronically.

If you have any questions or would like further information, please contact me at (317) 917-7030.

Sincerely,

/s/ John C. Swhear

John C. Swhear
Secretary